Loans and Accounts Receivable From Customers - Schedule of Detail of Loans and Receivables Sold (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Credit value		$ 14,231
Provision		(14,113)
Provision	$ 242,422	162,874
Sale value		6,329
Adjustment to EIR		(207)
Results to be deferred	471,424	560,645
Results recognized in the year		6,004
Current portfolio [member]
Disclosure of financial assets [line items]
Credit value		14,231
Provision		(14,113)
Sale value		4,130
Adjustment to EIR		(207)
Results recognized in the year		3,805
Charge-offs [member]
Disclosure of financial assets [line items]
Sale value		2,199
Results recognized in the year		2,199
CAE portfolio [member]
Disclosure of financial assets [line items]
Credit value	81,697	103,201
Provision	2,123	(849)
Sale value	92,767	120,015
Adjustment to EIR	6,717	9,079
Results recognized in the year	$ 6,476	$ 8,584